UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Snyder Capital Management, L.P.

Address:   One Market Plaza, Steuart Tower, Suite 1200
           San Francisco, CA  94105


Form 13F File Number: 028-06636


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sonja Commer
Title:  Chief Compliance Officer
Phone:  415-392-3900

Signature,  Place,  and  Date  of  Signing:

/s/ Sonja Commer                   San Francisco, CA                  8/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              81

Form 13F Information Table Value Total:  $    1,878,677
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Abovenet, Inc.                 COM            00374N107    12448   176670 SH       DEFINED               645  149735  26290
Adobe Systems                  COM            00724F101      774    24620 SH       DEFINED               370   24250      0
Advance Auto Parts Inc.        COM            00751Y106     6082   103989 SH       DEFINED              8069   95920      0
Aeropostale Inc.               COM            007865108     6903   394455 SH       DEFINED             26035  368420      0
Air Lease Corp                 COM            00912X302     1941    79925 SH       DEFINED              6700   73225      0
Alpha Natural Resources Inc.   COM            02076X102    20588   453085 SH       DEFINED              8755  391240  53090
American Reprographics Co.     COM            029263100    13193  1865996 SH       DEFINED              7000 1586996 272000
Ametek Inc.                    COM            031100100    11024   245517 SH       DEFINED             20978  224539      0
Amphenol Corp. Cl A            COM            032095101    12926   239420 SH       DEFINED             15359  224061      0
Anheuser Busch Inbev Spn ADR   COM            03524A108      901    15535 SH       DEFINED               220   15315      0
Ann Inc.                       COM            035623107    35259  1350925 SH       DEFINED             24423 1167777 158725
Arch Chemical Inc.             COM            03937R102    29628   860272 SH       DEFINED              3400  727971 128901
Ascena Retail Group Inc        COM            04351G101    55158  1619924 SH       DEFINED              6000 1380874 233050
Atlas Air Worldwide Holdings,  COM            049164205    44998   756140 SH       DEFINED              9800  653555  92785
Brookfield Asset Management -  COM            112585104    12866   387893 SH       DEFINED             23531  364362      0
CEC Entertainment, Inc.        COM            125137109    13965   348172 SH       DEFINED              1400  289897  56875
CR Bard Inc.                   COM            067383109     8211    74740 SH       DEFINED              6463   68277      0
Cabot Corp.                    COM            127055101    31895   799983 SH       DEFINED             15656  684902  99425
Cabot Microelectronics         COM            12709P103    47372  1019403 SH       DEFINED             17919  892962 108522
Cambrex Corp.                  COM            132011107     6907  1495068 SH       DEFINED              5100 1265968 224000
CapLease, Inc.                 COM            140288101    11394  2320524 SH       DEFINED              9200 1967624 343700
Carter's Inc.                  COM            146229109    15871   515955 SH       DEFINED              2160  433295  80500
Clean Harbors Inc.             COM            184496107    94874   918879 SH       DEFINED             18567  804347  95965
Cognex Corp                    COM            192422103    19404   547669 SH       DEFINED              2075  465344  80250
Comstock Resources Inc.        COM            205768203    21111   733267 SH       DEFINED              2200  628042 103025
Copart Inc.                    COM            217204106    69728  1496307 SH       DEFINED             23572 1301765 170970
Corn Products Intl Inc         COM            219023108    38682   699739 SH       DEFINED              2600  588709 108430
Covanta Holding Corp           COM            22282E102    11154   676380 SH       DEFINED             51567  624813      0
Curtiss-Wright Corp            COM            231561101    46488  1436158 SH       DEFINED             27532 1247301 161325
Darden Restaurants Inc.        COM            237194105     3294    66195 SH       DEFINED              5724   60471      0
Devon Energy Corp.             COM            25179M103      849    10778 SH       DEFINED               163   10615      0
Drew Industries                COM            26168L205     8666   350566 SH       DEFINED              1200  305841  43525
Dun & Bradstreet               COM            26483E100    11098   146921 SH       DEFINED              9518  137403      0
Entegris Inc.                  COM            29362U104    14567  1439400 SH       DEFINED              5100 1192000 242300
Esterline Technologies Corp    COM            297425100    31778   415947 SH       DEFINED              1634  354813  59500
FTI Consulting                 COM            302941109    56506  1489345 SH       DEFINED             26375 1303345 159625
Graco Inc.                     COM            384109104    35938   709396 SH       DEFINED             14679  612611  82106
Haemonetics Corp.              COM            405024100    42595   661725 SH       DEFINED             12835  575405  73485
Heico Corp - Class A           COM            422806208    39924  1004118 SH       DEFINED              3749  852835 147534
Henry Schein, Inc.             COM            806407102     9464   132200 SH       DEFINED             11361  120839      0
Hospira Inc.                   COM            441060100    11167   197085 SH       DEFINED             12600  184485      0
IDEX Corp.                     COM            45167R104    34346   749094 SH       DEFINED             20211  645583  83300
Immucor Inc.                   COM            452526106      742    36360 SH       DEFINED               150   31585   4625
Intrepid Potash Inc.           COM            46121Y102    39925  1228462 SH       DEFINED             22277 1056310 149875
Iron Mountain Inc.             COM            462846106    17150   503072 SH       DEFINED             32348  470724      0
Kaman Corp                     COM            483548103    25156   709205 SH       DEFINED              2900  663005  43300
Kar Auction Services Inc.      COM            48238T109    40969  2166501 SH       DEFINED              7650 1853276 305575
Kaydon Corp                    COM            486587108    15603   418099 SH       DEFINED              1550  352049  64500
Kennametal Inc.                COM            489170100    29263   693282 SH       DEFINED             12672  591552  89058
Linear Technology Corp.        COM            535678106    11059   334904 SH       DEFINED             21123  313781      0
Lowe's Cos Inc.                COM            548661107      677    29022 SH       DEFINED               437   28585      0
MDC Holding Inc.               COM            552676108     8698   353000 SH       DEFINED              1300  299350  52350
Markel Corp.                   COM            570535104    10286    25922 SH       DEFINED              2045   23877      0
MasterCard, Inc. CL-A          COM            57636Q104      927     3076 SH       DEFINED                46    3030      0
Mid-America Apartment Communit COM            59522J103    23629   350217 SH       DEFINED              1325  292542  56350
Nabors Industries Ltd          COM            G6359F103     6798   275880 SH       DEFINED             22566  253314      0
O'Reilly Automotive Inc.       COM            67103H107    13578   207266 SH       DEFINED             14225  193041      0
Orthofix International NV      COM            N6748L102    39467   929285 SH       DEFINED              3400  789285 136600
Pall Corporation               COM            696429307    10499   186710 SH       DEFINED             16184  170526      0
Patterson-UTI Energy Inc.      COM            703481101    35125  1111214 SH       DEFINED             19296  960613 131305

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Power Integrations Inc.        COM            739276103    33102   861365 SH       DEFINED              3075  732885 125405
Precision Castparts Corp       COM            740189105    13029    79131 SH       DEFINED              4785   74346      0
RBC Bearings Inc.              COM            75524B104    33239   880259 SH       DEFINED              3200  750839 126220
Ritchie Brothers Auctioneers   COM            767744105    18003   654905 SH       DEFINED              2400  550905 101600
Rockwell Collins Inc.          COM            774341101     9972   161655 SH       DEFINED             10534  151121      0
SandRidge Energy Inc.          COM            80007P307    20399  1913598 SH       DEFINED             40700 1669912 202986
Semtech Corp.                  COM            816850101    40276  1473166 SH       DEFINED              5125 1249141 218900
Simpson Manufacturing          COM            829073105    64016  2143168 SH       DEFINED             39434 1867959 235775
TD Ameritrade Holding Corp.    COM            87236Y108     9118   467328 SH       DEFINED             28098  439230      0
TJX Companies                  COM            872540109      843    16046 SH       DEFINED               241   15805      0
Techne Corp                    COM            878377100    14730   176685 SH       DEFINED             11619  165066      0
Teledyne Inc.                  COM            879360105    24893   494300 SH       DEFINED              2100  461975  30225
Teva Pharmaceutical Industries COM            881624209      811    16818 SH       DEFINED               253   16565      0
Thor Industries, Inc.          COM            885160101    33613  1165492 SH       DEFINED             16950 1000917 147625
UGI Corp.                      COM            902681105    51841  1625607 SH       DEFINED             27151 1425456 173000
United Stationers Inc          COM            913004107    26604   750880 SH       DEFINED             15602  653956  81322
Visa Inc-Class A Shares        COM            92826C839      917    10878 SH       DEFINED               163   10715      0
Warnaco Group                  COM            934390402    31811   608817 SH       DEFINED              2340  516038  90439
Waste Connections Inc.         COM            941053100    64450  2031194 SH       DEFINED             39015 1765255 226924
West Pharmaceutical Services I COM            955306105    21492   491127 SH       DEFINED              1849  414903  74375
Woodward Inc.                  COM            980745103    34030   976185 SH       DEFINED             12756  877784  85645